Share-Based Payment (Details) - USD ($)		1 Months Ended									12 Months Ended
	Jul. 07, 2020	May 31, 2021	Apr. 26, 2021	Apr. 22, 2021	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Jul. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2021	Nov. 02, 2021	Feb. 28, 2020
Share-Based Payment (Details) [Line Items]
Number of granted non - tradable share options	440,000
Number of vested share options, description		The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.In July 2020, the Company issued non-tradable share options to purchase 440,000 Ordinary Shares to directors of the Company at an exercise price of $0.70 per share. The share options are vested over a period of no more than 3 years from the grant date.		The acquiree’s awards were granted during the years 2018 to 2021 and were generally subject to a 4-year vesting schedule. The replacement awards were granted on the acquisition date and are subject to a 3-year vesting schedule. D. On April 26, 2021, the Group acquired 100% of the shares and voting interests in NanoFabrica. In accordance with the terms of the acquisition agreement, 1,178,008 Ordinary Shares of the Company will be issued to NanoFabrica’s founders, with a share price protection mechanism. The granting of these shares is subject to conditions related to the continued employment of the founders. Hence these shares were not taken into account as part of the consideration for the business combination. The fair value of those shares, with the share price protection mechanism, is estimated at $10,941 thousand, and will be recognized as post-acquisition compensation cost. In addition, as part of the acquisition agreement, the Group exchanged equity-settled share-based payment awards held by employees of NanoFabrica (the acquiree’s awards) for 76,928 RSUs of the Company (the replacement awards). The acquiree’s awards were granted during the years 2017 to 2020 and were generally subject to a 4-year vesting schedule. The replacement awards were granted on the acquisition date and are subject to a 3-year vesting schedule.									the Company granted to employees 2,723,500 restricted shares units (“RSUs”). The RSUs represent the right to receive Ordinary Shares at a future time and vest over a period of three years.
Warrants vesting term											the Company issued, pursuant to two public offerings in the United States, an aggregate of 74,100,000 ADSs. The total gross proceeds from the offerings were approximately $832,980,000, before deducting underwriting discounts and commissions and other offering-related expenses. The total net proceeds from the offerings, after deducting issuance expenses, were approximately $796,437,000. As a part of one of these offerings, the Company issued 1,137,500 non-tradable warrants to the underwriters. The warrants are accounted for as share-based payment expenses.
Fair value of grant of share based payment (in Dollars)						$ 18,700,000
Percentage of warrants exercised																30.00%
Percentage of voting equity interests acquired			100.00%	100.00%							100.00%			100.00%	100.00%
Fair value of post aquisition compensation cost (in Dollars)			$ 10,941,000	$ 7,756,000
Exchanged equity-settled share-based payment awards				299,455
Share based payment expenses (in Dollars)											$ 29,782,000	$ 20,502,000	$ 445,000
Deduction from share premium (in Dollars)											$ 9,151,000
Employees consultant and officers [Member]
Share-Based Payment (Details) [Line Items]
Number of granted non - tradable share options												6,930,000	6,029,000
Share options exercisable into ordinary shares												5,400,000	6,029,000
Number of vested share options, description												The share options vest over a period of three years.	The share options vest over a period of three years.
Employees consultant and officers [Member] | Bottom of range [member]
Share-Based Payment (Details) [Line Items]
Exercise price per share (in Dollars per share)											$ 0	$ 0.7	$ 0.14
Employees consultant and officers [Member] | Top of range [member]
Share-Based Payment (Details) [Line Items]
Exercise price per share (in Dollars per share)											$ 7.5	$ 4.12	0.17
Directors [Member]
Share-Based Payment (Details) [Line Items]
Number of granted non - tradable share options		131,000					440,000			2,545,000	1,137,500
Share options exercisable into ordinary shares							0.7				1,137,500
Exercise price per share (in Dollars per share)										$ 0.15
Number of vested share options, description							The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.In July 2020, the Company issued non-tradable share options to purchase 440,000 Ordinary Shares to directors of the Company at an exercise price of $0.70 per share. The share options are vested over a period of no more than 3 years from the grant date.			One third of the share options will vest after one year from the grant date, and the remaining will vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.
Directors [Member] | Bottom of range [member]
Share-Based Payment (Details) [Line Items]
Exercise price per share (in Dollars per share)		$ 7.69
Directors [Member] | Top of range [member]
Share-Based Payment (Details) [Line Items]
Exercise price per share (in Dollars per share)		$ 9.33
Directors [Member] | Employees consultant and officers [Member]
Share-Based Payment (Details) [Line Items]
Number of granted non - tradable share options											10,967,162
Share options exercisable into ordinary shares											10,967,162
Underwriters [Member]
Share-Based Payment (Details) [Line Items]
Exercise price per share (in Dollars per share)											$ 11.875
Warrants granted												7,365,289
Number of ordinary shares exercisable by warrants												7,365,289
Underwriters [Member] | Bottom of range [member]
Share-Based Payment (Details) [Line Items]
Exercise price per share (in Dollars per share)												$ 0.875
Underwriters [Member] | Top of range [member]
Share-Based Payment (Details) [Line Items]
Exercise price per share (in Dollars per share)												$ 9.375
Yoav Stern [Member]
Share-Based Payment (Details) [Line Items]
Consideration of warrants issued (in Dollars)						$ 150,000
Mr. Yaron Eitan [Member]
Share-Based Payment (Details) [Line Items]
Consideration for warrants (in Dollars)					$ 150,000
DeepCube [Member]
Share-Based Payment (Details) [Line Items]
Percentage of voting equity interests acquired				100.00%
Founder [Member]
Share-Based Payment (Details) [Line Items]
Ordinary shares issued to founder				892,465
NanoFabrica [Member]
Share-Based Payment (Details) [Line Items]
Number of vested share options, description			The acquiree’s awards were granted during the years 2017 to 2020 and were generally subject to a 4-year vesting schedule. The replacement awards were granted on the acquisition date and are subject to a 3-year vesting schedule.
Percentage of voting equity interests acquired			100.00%
Ordinary shares issued to founder			1,178,008
Exchanged equity-settled share-based payment awards			76,928
ADSs [Member] | Directors [Member]
Share-Based Payment (Details) [Line Items]
Warrants granted					1,500,000
Warrants exercise price (in Dollars per share)					$ 2.25
Warrants to purchase					1,500,000
Warrants exercisable term					The warrants have an exercise price of $2.25 per ADS, will vest over a period of three years and will expire after 7 years.
ADSs [Member] | Yoav Stern [Member]
Share-Based Payment (Details) [Line Items]
Number of ADS purchase by issuances of option.								294,828	286,172
Exercise price per option (in Dollars per share)								$ 1.09	$ 2.86				$ 2.86
Percentage of option vested at the grant date								99.90%
Option vested term, description								99.9% of the options vest at the grant date, and the remaining options will vest 3 years after the grant date.
Number of ADS purchase by issuances of warrants						6,880,402
Warrants vesting term						The warrants have an exercise price of $0.75 per ADS, will vest over a period of two and a half years and will expire after 7 years.
Warrants exercise price (in Dollars per share)						$ 0.75
Number of additional american depository shares purchase by issuances of warrants						581,000
Warrants investing condition, description		Mr. Stern invested $50,000 and received 27,742,103 Series B Warrants. The exercise price of the Series B Warrants is $6.16 per ADS.				In addition, as long as Mr. Stern is employed by the Company or is a member of the Company’s board of directors, Mr. Stern may invest an additional amount up to $50,000 to buy Series B Warrants, in an amount equal to 10% of the Company’s fully diluted capital.